Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	98-0355534
Plan number	001
Plan’s interest in Medtronic, Inc. Master Trust Fund	$ 392,804
Notes receivable from participants	10,501
Total	$ 403,305
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%	9.50%